Statements of Changes in Consolidated Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital Ordinary Shares [member]	Premiums Related to Share Capital [member]	Currency Translation Adjustment [member]	Retained Earnings (Deficit) [member]	Income (Loss) [member]	Attributable to Shareholders of Cellectis [member]	Non controlling Interests [member]
Beginning balance at Dec. 31, 2018	$ 450,272	$ 2,765	$ 828,525	$ (16,668)	$ (326,628)	$ (78,693)	$ 409,301	$ 40,970
Beginning balance, shares at Dec. 31, 2018		42,430,069
Statement [Line Items]
Net Loss	(54,461)					(48,791)	(48,791)	(5,670)
Other comprehensive income (loss)	(2,262)			(2,235)	(271)		(2,507)	245
Total Comprehensive income (loss)	(56,723)			(2,235)	(271)	(48,791)	(51,298)	(5,425)
Allocation of prior period loss					(78,693)	78,693
Capital Increase		$ 1			(1)
Capital Increase, Shares		15,600
Transaction with subsidiaries	(251)				(481)		(481)	230
Other movements			3		(3)
Balance at end of year at Jun. 30, 2019	405,108	$ 2,766	834,830	(18,903)	(406,078)	(48,791)	363,824	41,284
Ending balance, shares at Jun. 30, 2019		42,445,669
Statement [Line Items]
Non-cash stock-based compensation expense	11,810		6,302				6,302	5,509
Beginning balance at Dec. 31, 2019	355,470	$ 2,767	843,478	(22,641)	(406,390)	(102,091)	315,123	40,347
Beginning balance, shares at Dec. 31, 2019		42,465,669
Statement [Line Items]
Net Loss	(19,290)					(12,221)	(12,221)	(7,069)
Other comprehensive income (loss)	(548)			(1,089)	104		(985)	437
Total Comprehensive income (loss)	(19,838)			(1,089)	104	(12,221)	(13,206)	(6,632)
Allocation of prior period loss					(102,091)	102,091
Transaction with subsidiaries					(155)		(155)	155
Exercise of share warrants, employee warrants and stock options	$ 0				(1)		0
Exercise of share warrants, employee warrants and stock options		$ 1
Exercise of share warrants, employee warrants and stock options, shares	20,464	20,464
Balance at end of year at Jun. 30, 2020	$ 345,059	$ 2,768	849,322	$ (23,730)	$ (508,533)	$ (12,221)	307,606	37,453
Ending balance, shares at Jun. 30, 2020		42,486,133
Statement [Line Items]
Non-cash stock-based compensation expense	$ 9,427		$ 5,844				$ 5,844	$ 3,583